Statements of Operations (USD $)	3 Months Ended		12 Months Ended		76 Months Ended	79 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenue			$ 0	$ 0	$ 0
Expenses
Consulting fees - related party	12,000	12,000	48,000	48,000	370,080	382,080
Professional fees	7,091		15,000	0	211,927	219,018
General and administrative	2,529	902	7,295	3,902	477,659	480,188
Total Operating Expenses	21,620	12,902	70,295	51,902	1,059,666	1,081,286
Loss from Operations	(21,620)	(12,902)	(70,295)	(51,902)	(1,059,666)	(1,081,286)
Other Income (Expense):
Forgiveness of debt	15,640					15,640
Foreign currency loss	(601)					(601)
Interest expense, net	(9,943)	(9,833)	40,467	39,880	177,184	(49,823)
Total Other Income (Expense)	5,096	(9,983)	(40,467)	(39,880)	(177,184)	(34,784)
Net Loss from Continuing Operations	(16,524)	(22,735)	(110,175)	(92,369)	(1,236,850)	(1,253,374)
Net Loss on Sale of Subsidiary						(1,018,001)
Loss Before Discontinued Operations	(16,524)	(22,735)	(110,175)	(92,369)	(2,254,851)	(2,271,375)
Discontinued Operations			0	0	(3,055,354)	(3,055,354)
Net Loss	$ (16,524)	$ (22,735)	$ (110,175)	$ (92,369)	$ (5,310,205)	$ (5,326,729)
Net Loss Per Share - Basic and Diluted		$ (0.02)	$ (0.02)	$ (0.10)
Weighted Average Number of Shares Outstanding	14,600,000	919,000	7,045,000	896,000